Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 23, 2024	Sep. 30, 2024	Apr. 11, 2023	Oct. 21, 2022
Ordinary shares, par value					$ 0.001
Ordinary shares, shares authorized				500,000,000	50,000,000
Common Class A [Member]
Ordinary shares, par value	$ 0.008	$ 0.008	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	5,000,000		400,000,000	400,000,000
Ordinary shares, shares issued	2,325,550		278,809	22,304,693
Ordinary shares, shares outstanding	2,325,550		278,809
Common Class B [Member]
Ordinary shares, par value	$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000		100,000,000	100,000,000
Ordinary shares, shares issued	8,945,307		8,945,307	8,945,307
Ordinary shares, shares outstanding	8,945,307		8,945,307